Prepayments And Other Current Assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments And Other Current Assets

7.	PREPAYMENTS AND OTHER CURRENT ASSETS , NET

	As of December 31,
	2023	2024
	RMB	RMB
Government grants receivable (1)	1,279,838	735,449
Funds receivable from third party payment channels	129,224	127,538
Advance to suppliers	291,413	110,968
Interest receivable (2)	158,197	651,384
VAT recoverable and prepaid income taxes	127,097	391,998
Others	68,423	110,257
Less: allowance for expected credit losses	(4,412)	(4,692)

Total	2,049,780	2,122,902

(1)	Government grants receivable represents the government grants from local governments to incentivize the freight brokerage service.

(2)	Interest receivable is the accrued and unpaid interests of the Group’s time deposits included in short-term investments.